Property and equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment
Property and equipment gross	$ 13,780,000	$ 15,429,000	$ 13,780,000
Accumulated depreciation and amortization (including $0 and $762 at December 31, 2018 and 2017, respectively, applicable to capital leases)	(6,704,000)	(7,226,000)	(6,704,000)
Property and equipment, net	7,076,000	8,203,000	7,076,000
Depreciation and amortization expense		1,363,000	1,598,000	$ 1,724,000
Accumulated depreciation and amortization of capital lease	762,000	157,000	762,000
Net proceeds of depreciated equipment			415,000
Assets under capital lease
Property and equipment
Property and equipment gross	1,793,000	3,222,000	1,793,000
Leasehold improvements
Property and equipment
Property and equipment gross	3,757,000	4,195,000	3,757,000
Manufacturing, packaging and lab equipment
Property and equipment
Property and equipment gross	4,376,000	5,300,000	4,376,000
Office furniture and equipment
Property and equipment
Property and equipment gross	1,788,000	1,656,000	1,788,000
Assets under construction
Property and equipment
Property and equipment gross	2,066,000	$ 1,056,000	$ 2,066,000
Equipment
Property and equipment
Net proceeds of depreciated equipment	$ 415,000